Income Taxes (Tables)	12 Months Ended
Dec. 31, 2020
Income Taxes
Schedule of components of income tax provision (benefit)

	December 31, 2020	December 31, 2019
Current
Federal	$11,434	$—
State	—	—
Deferred
Federal	(101,676)	(483)
State	—	—
Valuation allowance	101,676	483
Income tax provision	11,434	—

Schedule of Company's net deferred tax assets

	December 31, 2020	December 31, 2019
Deferred tax assets:
Start-up/Organization costs	$101,676	$315
Net operating loss carryforwards	—	168
Total deferred tax assets	101,676	483
Valuation allowance	(101,676)	(483)
Deferred tax asset, net of allowance	$—	$—

Schedule of reconciliation of the statutory federal income tax rate (benefit) to the Company's effective tax rate

	December 31, 2020	December 31, 2019
Statutory federal income tax	$(1,748,979)	$(483)
Change in fair value of derivative warrant liabilities	(1,450,150)	—
Financing costs - derivative warrant liabilities	(2,503)	—
Change in valuation allowance	3,213,066	483
Income tax expense	$11,434	$—